Bonds Payable	12 Months Ended
Dec. 31, 2013
Bonds Payable
Bonds Payable

15.                     Bonds Payable

On January 29, 2013, the Company’s subsidiary, Shandong Borun has successfully registered its plan to issue private placement bonds with an aggregate principal amount of RMB500,000,000 ($82,008,890) with the Shanghai Stock Exchange, the PRC (the “Registered Plan”). Under the Registered Plan, Shandong Borun would initially issue a three-year fixed-rate private placement bonds with a principle amount of RMB350,000,000 ($57,406,223) on the date of registration, and thereafter, has the option to issue a second tranche of private placement bonds within six months from the date of registration with a principle amount of RMB150,000,000 ($24,602,667).

During the year ended December 31, 2013, Shandong Borun has issued the registered private placement bonds of RMB500,000,000  ($82,008,890) and was outstanding as of December 31, 2013 (the “Bonds”). The proceeds from the issuance of the Bonds were used in the purpose for the Company’s working capital and capital expenditures.

The Bonds were issued at face value of RMB100 ($16) each, bear a fixed annual interest rate of 9.3% with maturity on April 16, 2016. At the end of the second year of the life of the Bonds, Shandong Borun can decide whether to raise interest rate, and the holders of the Bonds have the right to sell back, in whole or in part, at face value. The bonds payable and its accrued interest expenses as of the end of the reporting period as follows:

	As of December 31,
	2012	2013	2013
	(RMB)	(RMB)	($)
Current liabilities
Accrued expenses and other payable—Accrued bonds’ interests element (note 13)	—	39,822,083	6,531,530

Non-current liabilities
Bonds payable—Outstanding principals	—	500,000,000	82,008,890

Interests of the Bonds incurred for the year ended December 31, 2011, 2012 and 2013 was RMB nil, RMB nil and RMB39,822,083 ($6,531,530), respectively, which are payable annually.

Cost associated to the issuance of the Bonds of RMB15,140,000 ($2,483,229) represented cost incurred for professional services from the sponsors and other various parties, which was recorded as “Long-term deferred expenses” in the balance sheets.  The long-term deferred expenses would be amortized over the life of the Bonds. As of December 31, 2013, outstanding long-term deferred expenses were RMB10,697,712 ($1,754,615). The amortized deferred expenses for the year ended December 31, 2013 were RMB 4,442,288 ($728,614).

Future amortization of long-term deferred expenses is as follows:

Years Ending December 31,	(RMB) Amount
2014	5,134,902
2015	5,134,902
2016	427,908
Total	10,697,712